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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.): [    ]  is a restatement
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Life Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:   028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

         /s/ Kenneth W. Stecher        Fairfield, Ohio         May 10, 2004
       -------------------------      -----------------       ---------------

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE
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
Report Summary:

Number of Other Included Managers                         1
                                                  ---------

Form 13F Information Table Entry Total:                  27
                                                  ---------

Form 13F Information Table Value Total:             433,458
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List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.  028-10798
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                                                    Column 2        Column 3    Column 4      Column 5    SH/PRN PUT/CALL
                                                 Title of Class      Cusip       FMV (000)     Shares
ALLIANCE CAPITAL MGMT HLDG LTD PART                  Common         01855A101      41,360      1,123,900       SH
ALLTEL CORP                                          Common         020039103      46,897        940,000       SH
CINERGY CORP                                         Common         172474108      21,978        537,500       SH
COMMERCIAL NET LEASE REALTY                          Common         202218103       8,169        413,600       SH
DEVELOPERS DIVERSIFIED REALTY                        Common         251591103      18,180        450,000       SH
DUKE REALTY CORP                                     Common         264411505       5,885        169,500       SH
EQUITY RESIDENTIAL PROPS                             Common         29476L107       6,423        215,192       SH
EXXON MOBIL CORPORATION                              Common         30231G102      16,886        406,000       SH
FIFTH THIRD BANCORP                                  Common         316773100      57,370      1,036,125       SH
FIRST MERIT CORPORATION                              Common         337915102       2,605        100,000       SH
FORTUNE BRANDS INC                                   Common         349631101       7,663        100,000       SH
GENERAL ELECTRIC CO.                                 Common         369604103       3,052        100,000       SH
GLIMCHER REALTY TRUST                                Common         379302102      24,390        900,000       SH
JOHNSON & JOHNSON                                    Common         478160104       6,340        125,000       SH
LINCOLN NATIONAL CORP                                Common         534187109       7,098        150,000       SH
MERCK & COMPANY                                      Common         589331107      23,863        540,000       SH
NATIONAL CITY CORPORATION                            Common         635405103      57,214      1,608,032       SH
PNC FINANCIAL SERVICES GROUP                         Common         693475105      13,528        244,100       SH
PFIZER INC                                           Common         717081103       4,381        125,000       SH
PIEDMONT NATURAL GAS                                 Common         720186105         431         10,200       SH
SBC COMMUNICATIONS INC                               Common         78387G103         859         35,000       SH
SKY FINANCIAL GROUP INC                              Common         83080P103       7,938        305,900       SH
SYSCO CORP                                           Common         871829107         976         25,000       SH
TXU CORP                                             Common         873168108       2,751         95,976       SH
U S BANCORP                                          Common         902973304       6,913        250,000       SH
WELLS FARGO & CO                                     Common         949746101      21,535        380,000       SH
WYETH                                                Common         983024100      18,775        500,000       SH
                                                                                  433,458     10,886,025
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                                                         COLUNM 6            COLUNM 7    COLUNM 8      SHARED      NONE
ISSUER                                                INVESTMENT DIS        OTH MGRS       SOLE
ALLIANCE CAPITAL MGMT HLDG LTD PART                      SHARED                01                       41,360
ALLTEL CORP                                              SHARED                01                       46,897      -
CINERGY CORP                                             SHARED                01                       21,978      -
COMMERCIAL NET LEASE REALTY                              SHARED                01                        8,169      -
DEVELOPERS DIVERSIFIED REALTY                            SHARED                01                       18,180      -
DUKE REALTY CORP                                         SHARED                01                        5,885      -
EQUITY RESIDENTIAL PROPS                                 SHARED                01                        6,423      -
EXXON MOBIL CORPORATION                                  SHARED                01                       16,886      -
FIFTH THIRD BANCORP                                      SHARED                01                       57,370      -
FIRST MERIT CORPORATION                                  SHARED                01                        2,605      -
FORTUNE BRANDS INC                                       SHARED                01                        7,663      -
GENERAL ELECTRIC CO.                                     SHARED                01                        3,052      -
GLIMCHER REALTY TRUST                                    SHARED                01                       24,390      -
JOHNSON & JOHNSON                                        SHARED                01                        6,340      -
LINCOLN NATIONAL CORP                                    SHARED                01                        7,098      -
MERCK & COMPANY                                          SHARED                01                       23,863      -
NATIONAL CITY CORPORATION                                SHARED                01                       57,214      -
PNC FINANCIAL SERVICES GROUP                             SHARED                01                       13,528      -
PFIZER INC                                               SHARED                01                        4,381      -
PIEDMONT NATURAL GAS                                     SHARED                01                          431      -
SBC COMMUNICATIONS INC                                   SHARED                01                          859      -
SKY FINANCIAL GROUP INC                                  SHARED                01                        7,938      -
SYSCO CORP                                               SHARED                01                          976      -
TXU CORP                                                 SHARED                01                        2,751      -
U S BANCORP                                              SHARED                01                        6,913      -
WELLS FARGO & CO                                         SHARED                01                       21,535      -
WYETH                                                    SHARED                01                       18,775      -
                                                                                                       433,458
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